Debt, Commitments and Contingencies - Schedule of Term Loans and Unamortized Discount Balances (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Long-term debt, net of issuance costs and discount		$ 15,333
Long-term debt, net of current portion and issuance costs and discount	$ 2,742	8,263	$ 14,719
Current portion of long-term debt, net of issuance costs and discount	7,844	7,767	5,012
Term Loans [Member]
Debt Instrument [Line Items]
Debt balance	9,333	15,333	20,000
Less debt issuance costs and discount	(8)	(115)	(345)
Long-term debt, net of issuance costs and discount	9,325	15,218	19,655
Less current portion of long-term debt	(8,000)	(8,000)	(5,333)
Add accrual of final payment	1,417	1,045	397
Long-term debt, net of current portion and issuance costs and discount	2,742	8,263	14,719
Current portion of long-term debt	8,000	8,000	5,333
Less current portion of debt issuance costs and discount	(156)	(233)	(321)
Current portion of long-term debt, net of issuance costs and discount	$ 7,844	$ 7,767	$ 5,012